Notes Payable and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Notes Payable and Long-Term Debt
Summary of long-term debt
	December 31,
(Thousands of dollars)	2012	2011
Private placements:
6.21% senior notes, repaid in 2012	$-	$1,072
6.92% senior notes, repaid in 2012	-	31,000
Industrial Development Revenue Bonds, floating rates
(1.30% -1.76% at December 31, 2012) due 2013 through 2027	41,800	41,800
Foreign subsidiary obligation, 5.34%, due 2013 through 2021	102,600	81,318
Foreign subsidiary obligation, floating rate	182	206
Capital lease obligations and other	1,381	1,856
	145,963	157,252
Current maturities of long-term debt	(25,138)	(40,885)
Long-term debt, less current maturities	$120,825	$116,367